Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions and balances with related parties [Abstract]
Schedule of balances with related parties
	December 31,
	2020	2021
	Thousands USD	Thousands USD
Other payables	207	330

Schedule of shareholder and other related parties benefits
	Year ended on December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	1,047	18,252	13,629	(*)
Number of related parties	4	5	7
Compensation for directors not employed by the Group	218	2,204	3,951
Number of directors	6	6	8

(*)	Includes share-based payment expenses of $10,925,000.